Fair Value Measurements (Details) - Schedule of company determined the fair value of the SCI June 2021 Note common stock warrants at issuance using the Black-Scholes option-pricing model - Scholes option-pricing model - SCI June 2021 Note Common Stock Warrants [Member]
6 Months Ended
Jun. 30, 2022
Fair Value Measurements (Details) - Schedule of company determined the fair value of the SCI June 2021 Note common stock warrants at issuance using the Black-Scholes option-pricing model [Line Items]
Expected dividend rate	0.00%
Risk-free interest rate	1.51%
Expected volatility	47.00%
Expected term (in years)	10 years